UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.6%
Equity — 43.1%
280,193	Goldman Sachs Structured International Equity Fund — 22.5%	$2,771,107
59,342	Goldman Sachs Structured Large Cap Growth Fund — 5.7%	705,578
70,591	Goldman Sachs Structured Large Cap Value Fund — 5.4%	664,264
50,937	Goldman Sachs Structured Small Cap Equity Fund — 4.8%	597,999
29,594	Goldman Sachs Strategic Growth Fund — 2.4%	296,827
25,779	Goldman Sachs Large Cap Value Fund — 2.3%	285,888

		5,321,663

Fixed Income — 33.0%
176,319	Goldman Sachs Inflation Protected Securities Fund — 16.6%	2,048,825
101,600	Goldman Sachs Global Income Fund — 10.6%	1,306,575
71,200	Goldman Sachs Core Fixed Income Fund — 5.8%	711,286

		4,066,686

Other Diversifier — 24.5%
64,101	Goldman Sachs Absolute Return Tracker Fund — 4.8%	587,169
89,375	Goldman Sachs Commodity Strategy Fund — 4.3%	532,676
55,198	Goldman Sachs Structured Emerging Markets Equity Fund — 3.9%	484,088
45,832	Goldman Sachs Structured International Small Cap Fund — 3.0%	365,736
43,439	Goldman Sachs High Yield Fund — 2.5%	311,891
31,077	Goldman Sachs International Real Estate Securities Fund — 1.5%	190,503
15,526	Goldman Sachs Real Estate Securities Fund — 1.5%	187,558
19,503	Goldman Sachs Local Emerging Markets Debt Fund — 1.5%	184,694
14,403	Goldman Sachs Emerging Markets Debt Fund — 1.5%	180,616

		3,024,931

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.6%		$12,413,280

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(72,377)

NET ASSETS — 100.0%		$12,340,903

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,992,641

Gross unrealized gain	1,052,956
Gross unrealized loss	(1,632,317)

Net unrealized security loss	$(579,361)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 101.0%
Equity — 50.5%
313,820	Goldman Sachs Structured International Equity Fund — 26.0%	$3,103,681
70,744	Goldman Sachs Structured Large Cap Growth Fund — 7.0%	841,148
84,339	Goldman Sachs Structured Large Cap Value Fund — 6.6%	793,626
51,275	Goldman Sachs Structured Small Cap Equity Fund — 5.0%	601,970
35,239	Goldman Sachs Strategic Growth Fund — 3.0%	353,450
30,710	Goldman Sachs Large Cap Value Fund — 2.9%	340,571

		6,034,446

Fixed Income — 25.2%
130,598	Goldman Sachs Inflation Protected Securities Fund — 12.7%	1,517,548
91,203	Goldman Sachs Global Income Fund — 9.8%	1,172,871
32,127	Goldman Sachs Core Fixed Income Fund — 2.7%	320,951

		3,011,370

Other Diversifier — 25.3%
98,894	Goldman Sachs Commodity Strategy Fund — 4.9%	589,410
61,891	Goldman Sachs Absolute Return Tracker Fund — 4.7%	566,924
59,476	Goldman Sachs Structured Emerging Markets Equity Fund — 4.4%	521,606
47,272	Goldman Sachs Structured International Small Cap Fund — 3.2%	377,230
35,539	Goldman Sachs High Yield Fund — 2.1%	255,173
29,985	Goldman Sachs International Real Estate Securities Fund — 1.5%	183,807
15,010	Goldman Sachs Real Estate Securities Fund — 1.5%	181,325
18,955	Goldman Sachs Local Emerging Markets Debt Fund — 1.5%	179,504
14,006	Goldman Sachs Emerging Markets Debt Fund — 1.5%	175,641

		3,030,620

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 101.0%		$12,076,436

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(117,867)

NET ASSETS — 100.0%		$11,958,569

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,365,646

Gross unrealized gain	1,368,370
Gross unrealized loss	(1,657,580)

Net unrealized security loss	$(289,210)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 56.4%
479,250	Goldman Sachs Structured International Equity Fund — 28.8%	$4,739,786
112,495	Goldman Sachs Structured Large Cap Growth Fund — 8.1%	1,337,568
134,115	Goldman Sachs Structured Large Cap Value Fund — 7.7%	1,262,024
71,745	Goldman Sachs Structured Small Cap Equity Fund — 5.1%	842,287
56,140	Goldman Sachs Strategic Growth Fund — 3.4%	563,087
48,879	Goldman Sachs Large Cap Value Fund — 3.3%	542,073

		9,286,825

Fixed Income — 18.5%
131,759	Goldman Sachs Inflation Protected Securities Fund — 9.3%	1,531,041
97,372	Goldman Sachs Global Income Fund — 7.6%	1,252,210
25,323	Goldman Sachs Core Fixed Income Fund — 1.6%	252,973

		3,036,224

Other Diversifier — 25.4%
144,547	Goldman Sachs Commodity Strategy Fund — 5.2%	861,501
88,457	Goldman Sachs Structured Emerging Markets Equity Fund — 4.7%	775,771
75,312	Goldman Sachs Absolute Return Tracker Fund — 4.2%	689,862
66,760	Goldman Sachs Structured International Small Cap Fund — 3.3%	532,742
48,495	Goldman Sachs High Yield Fund — 2.1%	348,195
40,992	Goldman Sachs International Real Estate Securities Fund — 1.5%	251,279
20,463	Goldman Sachs Real Estate Securities Fund — 1.5%	247,195
25,206	Goldman Sachs Local Emerging Markets Debt Fund — 1.5%	238,696
18,726	Goldman Sachs Emerging Markets Debt Fund — 1.4%	234,830

		4,180,071

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$16,503,120

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(49,734)

NET ASSETS — 100.0%		$16,453,386

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$17,166,862

Gross unrealized gain	1,809,914
Gross unrealized loss	(2,473,656)

Net unrealized security loss	$(663,742)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 101.3%
Equity — 66.3%
824,454	Goldman Sachs Structured International Equity Fund — 33.5%	$8,153,852
202,340	Goldman Sachs Structured Large Cap Growth Fund — 9.9%	2,405,820
241,693	Goldman Sachs Structured Large Cap Value Fund — 9.4%	2,274,328
110,253	Goldman Sachs Structured Small Cap Equity Fund — 5.3%	1,294,365
100,923	Goldman Sachs Strategic Growth Fund — 4.2%	1,012,257
88,159	Goldman Sachs Large Cap Value Fund — 4.0%	977,679

		16,118,301

Fixed Income — 9.2%
96,875	Goldman Sachs Inflation Protected Securities Fund — 4.6%	1,125,691
85,905	Goldman Sachs Global Income Fund — 4.6%	1,104,744

		2,230,435

Other Diversifier — 25.8%
234,183	Goldman Sachs Commodity Strategy Fund — 5.7%	1,395,730
146,833	Goldman Sachs Structured Emerging Markets Equity Fund — 5.3%	1,287,726
97,615	Goldman Sachs Absolute Return Tracker Fund — 3.7%	894,156
103,819	Goldman Sachs Structured International Small Cap Fund — 3.4%	828,472
68,909	Goldman Sachs High Yield Fund — 2.0%	494,768
60,651	Goldman Sachs International Real Estate Securities Fund — 1.5%	371,792
30,387	Goldman Sachs Real Estate Securities Fund — 1.5%	367,075
34,479	Goldman Sachs Local Emerging Markets Debt Fund — 1.4%	326,518
25,599	Goldman Sachs Emerging Markets Debt Fund — 1.3%	321,008

		6,287,245

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 101.3%		$24,635,981

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(314,220)

NET ASSETS — 100.0%		$24,321,761

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$25,086,476

Gross unrealized gain	2,458,197
Gross unrealized loss	(2,908,692)

Net unrealized security loss	$(450,495)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 70.6%
513,659	Goldman Sachs Structured International Equity Fund — 35.5%	$5,080,090
129,061	Goldman Sachs Structured Large Cap Growth Fund — 10.7%	1,534,531
154,161	Goldman Sachs Structured Large Cap Value Fund — 10.2%	1,450,659
65,059	Goldman Sachs Structured Small Cap Equity Fund — 5.3%	763,792
64,323	Goldman Sachs Strategic Growth Fund — 4.5%	645,156
56,138	Goldman Sachs Large Cap Value Fund — 4.4%	622,567

		10,096,795

Fixed Income — 5.7%
63,628	Goldman Sachs Global Income Fund — 5.7%	818,272

		818,272

Other Diversifier — 24.0%
135,694	Goldman Sachs Commodity Strategy Fund — 5.7%	808,737
91,180	Goldman Sachs Structured Emerging Markets Equity Fund — 5.6%	799,649
61,654	Goldman Sachs Structured International Small Cap Fund — 3.4%	492,001
53,105	Goldman Sachs Absolute Return Tracker Fund — 3.4%	486,445
35,133	Goldman Sachs International Real Estate Securities Fund — 1.5%	215,364
17,548	Goldman Sachs Real Estate Securities Fund — 1.5%	211,976
25,547	Goldman Sachs High Yield Fund — 1.3%	183,428
12,839	Goldman Sachs Local Emerging Markets Debt Fund — 0.8%	121,586
9,414	Goldman Sachs Emerging Markets Debt Fund — 0.8%	118,048

		3,437,234

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$14,352,301

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(45,653)

NET ASSETS — 100.0%		$14,306,648

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,073,104

Gross unrealized gain	1,714,600
Gross unrealized loss	(2,435,403)

Net unrealized security loss	$(720,803)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.5%
Equity — 75.3%
407,340	Goldman Sachs Structured International Equity Fund — 37.7%	$4,028,588
104,537	Goldman Sachs Structured Large Cap Growth Fund — 11.6%	1,242,942
124,828	Goldman Sachs Structured Large Cap Value Fund — 11.0%	1,174,635
49,192	Goldman Sachs Structured Small Cap Equity Fund — 5.4%	577,508
52,147	Goldman Sachs Strategic Growth Fund — 4.9%	523,038
45,455	Goldman Sachs Large Cap Value Fund — 4.7%	504,093

		8,050,804

Fixed Income — 2.6%
21,762	Goldman Sachs Global Income Fund — 2.6%	279,858

		279,858

Other Diversifier — 22.6%
72,220	Goldman Sachs Structured Emerging Markets Equity Fund — 5.9%	633,368
101,161	Goldman Sachs Commodity Strategy Fund — 5.6%	602,927
46,832	Goldman Sachs Structured International Small Cap Fund — 3.5%	373,716
37,279	Goldman Sachs Absolute Return Tracker Fund — 3.2%	341,472
26,288	Goldman Sachs International Real Estate Securities Fund — 1.5%	161,147
13,120	Goldman Sachs Real Estate Securities Fund — 1.5%	158,494
8,649	Goldman Sachs High Yield Fund — 0.6%	62,099
4,403	Goldman Sachs Local Emerging Markets Debt Fund — 0.4%	41,692
3,261	Goldman Sachs Emerging Markets Debt Fund — 0.4%	40,899

		2,415,814

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.5%		$10,746,476

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(52,578)

NET ASSETS — 100.0%		$10,693,898

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,869,364

Gross unrealized gain	999,300
Gross unrealized loss	(2,122,188)

Net unrealized security loss	$(1,122,888)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy as of November 30, 2010:

	Retirement Strategy 2010			Retirement Strategy 2015			Retirement Strategy 2020
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$5,321,663	$—	$—	$6,034,446	$—	$—	$9,286,825	$—	$—
Fixed Income Underlying Funds	4,066,686	—	—	3,011,370	—	—	3,036,224	—	—
Other Diversifier Underlying Funds	3,024,931	—	—	3,030,620	—	—	4,180,071	—	—

Total	$12,413,280	$—	$—	$12,076,436	$—	$—	$16,503,120	$—	$—

	Retirement Strategy 2030			Retirement Strategy 2040			Retirement Strategy 2050
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$16,118,301	$—	$—	$10,096,795	$—	$—	$8,050,804	$—	$—
Fixed Income Underlying Funds	2,230,435	—	—	818,272	—	—	279,858	—	—
Other Diversifier Underlying Funds	6,287,245	—	—	3,437,234	—	—	2,415,814	—	—

Total	$24,635,981	$—	$—	$14,352,301	$—	$—	$10,746,476	$—	$—

Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principle Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 26, 2011

* Print the name and title of each signing officer under his or her signature.